Eaton Vance

Tax-Advantaged Global Dividend Income Fund

January 31, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 104.5%

Security	Shares	Value
Aerospace & Defense — 0.8%
Safran S.A.(1)	98,721	$12,409,977

		$12,409,977

Banks — 6.7%
Bank of New York Mellon Corp. (The)	518,654	$20,657,989
Citigroup, Inc.	301,884	17,506,253
HDFC Bank, Ltd.(1)	512,073	9,775,702
ING Groep NV(1)	1,676,061	14,902,461
Japan Post Bank Co., Ltd.	445,438	3,851,696
Mitsubishi UFJ Financial Group, Inc.	2,506,237	11,317,609
Mizuho Financial Group, Inc.	292,522	3,856,120
Sumitomo Mitsui Financial Group, Inc.	186,747	5,801,916
Wells Fargo & Co.	341,979	10,218,332

		$97,888,078

Beverages — 1.0%
Diageo PLC	378,117	$15,180,328

		$15,180,328

Biotechnology — 1.2%
CSL, Ltd.	82,845	$17,175,550

		$17,175,550

Building Products — 0.9%
Assa Abloy AB, Class B	509,607	$12,603,485

		$12,603,485

Chemicals — 0.7%
Sika AG	38,393	$10,447,185

		$10,447,185

Construction & Engineering — 0.0%
Abengoa S.A., Class A(1)(2)	311,491	$0
Abengoa S.A., Class B(1)(2)	3,220,895	0

		$0

Construction Materials — 0.9%
CRH PLC	332,889	$13,660,033

		$13,660,033

Consumer Finance — 0.6%
Capital One Financial Corp.	79,722	$8,311,816

		$8,311,816

Security	Shares	Value
Diversified Financial Services — 2.5%
Berkshire Hathaway, Inc., Class B(1)	101,853	$23,209,243
ORIX Corp.	870,750	13,971,959

		$37,181,202

Electric Utilities — 2.8%
Enel SpA	1,526,377	$15,138,587
Iberdrola S.A.	943,565	12,775,098
NextEra Energy, Inc.	166,915	13,498,416

		$41,412,101

Electrical Equipment — 2.6%
AMETEK, Inc.(3)	178,314	$20,195,844
Schneider Electric SE	121,135	17,729,396

		$37,925,240

Electronic Equipment, Instruments & Components — 4.6%
CDW Corp.	75,487	$9,938,618
Halma PLC	279,346	9,415,694
Keyence Corp.	24,997	13,420,416
Murata Manufacturing Co., Ltd.	109,079	10,476,823
TE Connectivity, Ltd.	120,243	14,477,257
Zebra Technologies Corp., Class A(1)(3)	26,720	10,362,818

		$68,091,626

Entertainment — 2.1%
Nintendo Co., Ltd.	16,679	$9,601,020
Walt Disney Co. (The)(1)(3)	129,138	21,717,137

		$31,318,157

Equity Real Estate Investment Trusts (REITs) — 1.4%
American Tower Corp.	42,357	$9,630,288
Equity Residential	177,122	10,917,800

		$20,548,088

Food & Staples Retailing — 1.1%
Tesco PLC(1)	4,766,150	$15,596,741

		$15,596,741

Food Products — 3.0%
Mondelez International, Inc., Class A	402,808	$22,331,676
Nestle S.A.	189,742	21,269,428

		$43,601,104

Gas Utilities — 1.0%
Snam SpA	2,721,474	$14,270,613

		$14,270,613

Security	Shares	Value
Health Care Equipment & Supplies — 4.8%
Alcon, Inc.(1)	218,034	$15,647,727
Boston Scientific Corp.(1)(3)	513,974	18,215,239
Intuitive Surgical, Inc.(1)	20,921	15,641,376
Siemens Healthineers AG(4)	193,047	10,826,348
Straumann Holding AG	9,055	10,036,821

		$70,367,511

Health Care Providers & Services — 0.8%
Anthem, Inc.	37,488	$11,133,186

		$11,133,186

Hotels, Restaurants & Leisure — 0.7%
Compass Group PLC(1)	605,334	$10,812,942

		$10,812,942

Industrial Conglomerates — 3.0%
DCC PLC	184,883	$13,908,674
Siemens AG	195,836	30,342,856

		$44,251,530

Insurance — 5.4%
Allstate Corp. (The)	107,241	$11,494,090
Aviva PLC	2,541,486	11,624,965
AXA S.A.	485,434	10,754,473
Dai-ichi Life Holdings, Inc.	249,382	3,799,781
Japan Post Insurance Co., Ltd.	187,768	3,688,000
Old Republic International Corp.	812,266	14,702,015
Progressive Corp. (The)	263,384	22,964,451

		$79,027,775

Interactive Media & Services — 6.1%
Alphabet, Inc., Class C(1)	29,320	$53,823,897
Facebook, Inc., Class A(1)(3)	95,987	24,796,322
Tencent Holdings, Ltd.	125,391	11,172,748

		$89,792,967

Internet & Direct Marketing Retail — 3.7%
Amazon.com, Inc.(1)(3)(5)	17,137	$54,944,649

		$54,944,649

IT Services — 2.9%
Amadeus IT Group S.A.	257,301	$16,426,926
Global Payments, Inc.	43,194	7,624,605
Visa, Inc., Class A	95,825	18,518,181

		$42,569,712

Security	Shares	Value
Leisure Products — 1.2%
Yamaha Corp.	302,917	$17,071,298

		$17,071,298

Life Sciences Tools & Services — 0.6%
Lonza Group AG	13,190	$8,424,446

		$8,424,446

Machinery — 4.1%
Alstom S.A.(1)	211,652	$11,475,680
Ingersoll Rand, Inc.(1)	233,737	9,779,556
Sandvik AB(1)	555,676	13,839,168
SMC Corp.	20,585	12,457,271
Stanley Black & Decker, Inc.	72,406	12,561,717

		$60,113,392

Metals & Mining — 1.4%
Rio Tinto, Ltd.	238,482	$19,960,697

		$19,960,697

Mortgage Real Estate Investment Trusts (REITs) — 0.5%
AGNC Investment Corp.	432,781	$6,751,384

		$6,751,384

Multi-Utilities — 0.4%
CMS Energy Corp.	111,930	$6,366,578

		$6,366,578

Oil, Gas & Consumable Fuels — 3.7%
Chevron Corp.	124,883	$10,640,031
EOG Resources, Inc.	281,408	14,340,552
Phillips 66	135,152	9,163,306
TOTAL SE	483,185	20,365,462

		$54,509,351

Personal Products — 1.4%
Unilever PLC	352,945	$20,560,872

		$20,560,872

Pharmaceuticals — 6.8%
Eli Lilly & Co.	98,766	$20,540,365
Novo Nordisk A/S, Class B	224,833	15,663,707
Roche Holding AG PC	52,728	18,197,054
Sanofi	231,760	21,796,623
Takeda Pharmaceutical Co., Ltd.	162,329	5,709,047
Zoetis, Inc.	118,350	18,255,487

		$100,162,283

Security	Shares	Value
Professional Services — 3.0%
Recruit Holdings Co., Ltd.	335,490	$14,592,941
RELX PLC	847,273	20,977,189
Verisk Analytics, Inc.	43,885	8,052,898

		$43,623,028

Semiconductors & Semiconductor Equipment — 5.8%
ASML Holding NV	46,166	$24,645,893
Infineon Technologies AG	474,150	18,996,136
Micron Technology, Inc.(1)(3)	243,443	19,054,283
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	183,388	22,285,310

		$84,981,622

Software — 5.2%
Dassault Systemes SE	55,434	$11,065,923
Intuit, Inc.	27,287	9,856,883
Microsoft Corp.(3)	241,729	56,071,459

		$76,994,265

Specialty Retail — 2.3%
Lowe’s Cos., Inc.(3)	94,441	$15,757,481
TJX Cos., Inc. (The)(3)	285,773	18,300,903

		$34,058,384

Technology Hardware, Storage & Peripherals — 2.7%
Apple, Inc.(3)	272,958	$36,019,538
Konica Minolta, Inc.	914,802	3,968,491

		$39,988,029

Textiles, Apparel & Luxury Goods — 2.9%
adidas AG(1)	72,452	$22,972,993
LVMH Moet Hennessy Louis Vuitton SE	31,516	19,054,416

		$42,027,409

Tobacco — 0.8%
Imperial Brands PLC(1)	552,276	$11,085,062

		$11,085,062

Wireless Telecommunication Services — 0.4%
SoftBank Corp.	442,663	$5,815,024

		$5,815,024

Total Common Stocks (identified cost $1,250,736,756)		$1,533,014,720

Corporate Bonds & Notes — 13.0%

Security	Principal Amount (000’s omitted)	Value
Automobiles — 0.2%
General Motors Financial Co., Inc., Series C, 5.70% to 9/30/30(6)(7)	$2,048	$2,306,560

		$2,306,560

Banks — 5.8%
Banco Mercantil del Norte S.A./Grand Cayman, 7.50% to 6/27/29(4)(6)(7)	$2,470	$2,696,363
Banco Mercantil del Norte S.A./Grand Cayman, 7.625% to 1/10/28(4)(6)(7)	1,160	1,277,740
Banco Mercantil del Norte S.A./Grand Cayman, 8.375% to 10/14/30(4)(6)(7)	1,105	1,289,137
Barclays PLC, 6.125% to 12/15/25(6)(7)	2,500	2,712,570
Barclays PLC, 7.875% to 3/15/22(6)(7)(8)	3,365	3,540,212
Citigroup, Inc., 5.95% to 1/30/23(6)(7)	2,100	2,212,105
Citigroup, Inc., Series M, 6.30% to 5/15/24(6)(7)	6,675	7,152,997
Comerica, Inc., 5.625% to 7/1/25(6)(7)	2,922	3,221,872
Credit Suisse Group AG, 4.50% to 9/3/30(4)(6)(7)	2,963	2,940,777
Credit Suisse Group AG, 7.50% to 7/17/23(4)(6)(7)	5,917	6,455,329
Farm Credit Bank of Texas, Series 3, 6.20% to 6/15/28(4)(6)(7)	3,200	3,472,000
HSBC Holdings PLC, 4.60% to 12/17/30(6)(7)	2,022	2,054,857
HSBC Holdings PLC, 6.375% to 9/17/24(6)(7)	1,515	1,635,215
HSBC Holdings PLC, 6.875% to 6/1/21(6)(7)	4,445	4,517,854
Huntington Bancshares, Inc., Series F, 5.625% to 7/15/30(6)(7)	2,926	3,450,515
ING Groep NV, 6.50% to 4/16/25(6)(7)	3,100	3,414,185
Lloyds Banking Group PLC, 7.50% to 6/27/24(6)(7)	6,125	6,824,597
Natwest Group PLC, 6.00% to 12/29/25(6)(7)	1,642	1,812,358
Natwest Group PLC, 8.00% to 8/10/25(6)(7)	5,035	5,922,268
Regions Financial Corp., Series D, 5.75% to 6/15/25(6)(7)	1,500	1,679,055
Societe Generale S.A., 5.375% to 11/18/30(4)(6)(7)	6,249	6,530,205
Standard Chartered PLC, 4.75% to 1/14/31(4)(6)(7)	2,349	2,378,832
Standard Chartered PLC, 6.00% to 7/26/25(4)(6)(7)	3,149	3,428,631
SVB Financial Group, 4.10% to 2/15/31(6)(7)(9)	1,461	1,488,321
Truist Financial Corp., Series P, 4.95% to 9/1/25(6)(7)	1,463	1,601,985
Zions Bancorp NA, 5.80% to 6/15/23(6)(7)	1,501	1,502,051

		$85,212,031

Capital Markets — 1.8%
AerCap Holdings NV, 5.875% to 10/10/24, 10/10/79(6)	$3,010	$3,060,794
Charles Schwab Corp. (The), Series G, 5.375% to 6/1/25(6)(7)	4,621	5,133,284
Charles Schwab Corp. (The), Series H, 4.00% to 12/1/30(6)(7)	3,678	3,806,730
Morgan Stanley, Series J, 4.051% to 4/15/21(6)(7)	5,850	5,853,216
UBS Group AG, 6.875% to 8/7/25(6)(7)(8)	7,463	8,423,861

		$26,277,885

Diversified Financial Services — 0.5%
Alpha Holding S.A. de CV, 9.00%, 2/10/25(4)	$3,235	$2,264,500
Alpha Holding S.A. de CV, 10.00%, 12/19/22(4)	470	381,057
Discover Financial Services, Series D, 6.125% to 6/23/25(6)(7)	2,397	2,708,298
Textron Financial Corp., 1.956%, (3 mo. USD LIBOR + 1.735%), 2/15/67(4)(10)	1,719	1,379,498

Security	Principal Amount (000’s omitted)	Value
Unifin Financiera SAB de CV, 7.375%, 2/12/26(4)	$1,325	$1,238,875

		$7,972,228

Electric Utilities — 1.2%
Emera, Inc., Series 16-A, 6.75% to 6/15/26, 6/15/76(6)	$3,025	$3,536,966
NextEra Energy Capital Holdings, Inc., 5.65% to 5/1/29, 5/1/79(6)	3,502	4,146,384
Sempra Energy, 4.875% to 10/15/25(6)(7)	5,550	5,992,335
Southern California Edison Co., Series E, 6.25% to 2/1/22(6)(7)	1,705	1,743,615
Southern Co. (The), Series B, 5.50% to 3/15/22, 3/15/57(6)	2,469	2,554,621

		$17,973,921

Food Products — 0.7%
Land O’ Lakes, Inc., 8.00%(4)(7)	$9,541	$10,065,755

		$10,065,755

Gas Utilities — 0.4%
NiSource, Inc., 5.65% to 6/15/23(6)(7)	$4,965	$5,120,156

		$5,120,156

Insurance — 0.3%
QBE Insurance Group, Ltd., 5.875% to 5/12/25(4)(6)(7)	$3,702	$4,034,810

		$4,034,810

Multi-Utilities — 0.5%
Centerpoint Energy, Inc., Series A, 6.125% to 9/1/23(6)(7)	$6,450	$6,780,505
Dominion Resources, Inc., 5.75% to 10/1/24, 10/1/54(6)	873	957,875

		$7,738,380

Oil, Gas & Consumable Fuels — 1.4%
DCP Midstream, L.P., Series A, 7.375% to 12/15/22(6)(7)	$6,375	$5,426,719
EnLink Midstream Partners, L.P., Series C, 6.00% to 12/15/22(6)(7)	9,900	5,469,750
Gran Tierra Energy, Inc., 7.75%, 5/23/27(4)	3,675	2,563,349
Odebrecht Oil & Gas Finance, Ltd., 0.00%(4)(7)	6,981	57,591
Plains All American Pipeline, L.P., Series B, 6.125% to 11/15/22(6)(7)	8,080	6,724,984

		$20,242,393

Pipelines — 0.2%
Energy Transfer Operating, L.P., Series B, 6.625% to 2/15/28(6)(7)	$3,543	$3,042,551

		$3,042,551

Total Corporate Bonds & Notes (identified cost $190,270,089)		$189,986,670

Exchange-Traded Funds — 1.1%

Security	Shares	Value
Equity Funds — 1.1%
First Trust Preferred Securities and Income ETF	241,329	$4,845,886
iShares Preferred & Income Securities ETF	308,352	11,671,123

Security		Value

Total Exchange-Traded Funds (identified cost $15,208,636)		$16,517,009

Preferred Stocks — 5.8%

Security	Shares	Value
Banks — 1.8%
AgriBank FCB, 6.875% to 1/1/24(6)	50,890	$5,553,371
Bank of America Corp., Series PP, 4.125%	93,437	2,335,925
CoBank ACB, Series F, 6.25% to 10/1/22(6)	37,717	4,026,290
Farm Credit Bank of Texas, 6.75% to 9/15/23(4)(6)	7,600	830,300
Huntington Bancshares, Inc., Series D, 6.25%	66,700	1,693,513
Signature Bank, Series A, 5.00%	117,000	2,976,480
Texas Capital Bancshares, Inc., 6.50%	79,266	1,882,733
Wells Fargo & Co., Series AA, 4.70%	29,331	739,141
Wells Fargo & Co., Series L, 7.50% (Convertible)	3,095	4,469,180
Wells Fargo & Co., Series Z, 4.75%	90,021	2,252,326

		$26,759,259

Capital Markets — 0.1%
Affiliated Managers Group, Inc., 4.75%	54,225	$1,419,611

		$1,419,611

Electric Utilities — 0.6%
SCE Trust III, Series H, 5.75% to 3/15/24(6)	90,238	$2,194,588
SCE Trust IV, Series J, 5.375% to 9/15/25(6)	23,404	566,377
SCE Trust V, Series K, 5.45% to 3/15/26(6)	68,884	1,758,608
Southern Co. (The), 4.95%	142,000	3,706,200

		$8,225,773

Equity Real Estate Investment Trusts (REITs) — 0.3%
SITE Centers Corp., Series A, 6.375%	139,400	$3,498,940
SITE Centers Corp., Series K, 6.25%	21,025	528,568

		$4,027,508

Food Products — 0.7%
Dairy Farmers of America, Inc., 7.875%(4)	86,230	$8,623,000
Ocean Spray Cranberries, Inc., Series A, 6.25%(4)	18,430	1,621,840

		$10,244,840

Independent Power and Renewable Electricity Producers — 0.1%
Algonquin Power & Utilities Corp., Series 19-A, 6.20% to 7/1/24(6)	66,400	$1,850,734

		$1,850,734

Insurance — 0.8%
American Equity Investment Life Holding Co., Series B, 6.625% to 9/1/25(6)	185,406	$4,959,610
Athene Holding, Ltd., Series C, 6.375% to 6/30/25(6)	234,000	6,439,680

		$11,399,290

Securit.y	Shares	Value
Oil, Gas & Consumable Fuels — 0.5%
NuStar Energy, L.P., Series B, 7.625% to 6/15/22(6)	403,475	$6,927,666

		$6,927,666

Pipelines — 0.2%
Energy Transfer Operating, L.P., Series C, 7.375% to 5/15/23(6)	116,000	$2,424,400
Energy Transfer Operating, L.P., Series E, 7.60% to 5/15/24(6)	59,950	1,320,099

		$3,744,499

Real Estate Management & Development — 0.7%
Brookfield Property Partners, L.P., Series A, 5.75%	224,848	$5,227,716
Brookfield Property Partners, L.P., Series A-1, 6.50%	102,075	2,524,315
Brookfield Property Partners, L.P., Series A2, 6.375%	134,005	3,246,941

		$10,998,972

Total Preferred Stocks (identified cost $87,433,686)		$85,598,152

Short-Term Investments — 0.4%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.11%(11)	5,511,338	$5,511,338

Total Short-Term Investments (identified cost $5,511,338)		$5,511,338

Total Investments — 124.8%(12) (identified cost $1,549,160,505)		$1,830,627,889

Other Assets, Less Liabilities — (24.8)%		$(363,524,824)

Net Assets — 100.0%		$1,467,103,065

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(3)

All or a portion of this security was on loan at January 31, 2021 pursuant to the Liquidity Agreement. The aggregate market value of securities on loan at January 31, 2021 was $161,582,424 and the total market value of the collateral received by the Fund was $168,693,352, comprised of cash.

(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2021, the aggregate value of these securities is $74,355,937 or 5.1% of the Fund’s net assets.

(5)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.

(6)	Security converts to variable rate after the indicated fixed-rate coupon period.

(7)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(8)

Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At January 31, 2021, the aggregate value of these securities is $11,964,073 or 0.8% of the Fund’s net assets.

(9)	When-issued security.

(10)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2021.

(11)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2021.

(12)	The Fund has granted a security interest in all the Fund’s investments, unless otherwise pledged, in connection with the Liquidity Agreement.

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	50.2%	$918,119,155
United Kingdom	9.0	163,989,861
Japan	7.6	139,399,412
France	7.2	131,182,155
Switzerland	6.4	116,319,885
Germany	4.5	83,138,333
Netherlands	2.3	42,962,539
Australia	2.3	41,171,057
Italy	1.6	29,409,200
Spain	1.6	29,202,024
Sweden	1.4	26,442,653
Taiwan	1.2	22,285,310
Ireland	0.9	16,720,827
Denmark	0.9	15,663,707
China	0.6	11,172,748
India	0.5	9,775,702
Mexico	0.5	9,147,672
Canada	0.4	7,951,049
Brazil	0.0 (1)	57,591
Exchange-Traded Funds	0.9	16,517,009

Total Investments	100.0%	$1,830,627,889

(1)	Amount is less than 0.05%.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	3,910,458	EUR	3,284,218	State Street Bank and Trust Company	2/26/21	$—	$(77,183)

						$—	$(77,183)

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Equity Futures
E-mini S&P 500 Index	341	Long	3/19/21	$63,173,660	$655,437
STOXX Europe 600 Banks Index	(2,621)	Short	3/19/21	(62,675,956)	(402,503)

					$252,934

Abbreviations:

ADR	-	American Depositary Receipt

EUR	-	Euro

LIBOR	-	London Interbank Offered Rate

PC	-	Participation Certificate

USD	-	United States Dollar

At January 31, 2021, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objectives, the Fund is subject to the following risks:

Equity Price Risk: The Fund enters into equity futures contracts on securities indices to gain or limit exposure to certain markets, particularly in connection with engaging in the dividend capture trading strategy.

Foreign Exchange Risk: The Fund engages in forward foreign currency exchange contracts to seek to hedge against fluctuations in currency exchange rates.

At January 31, 2021, the value of the Fund’s investment in affiliated funds was $5,511,338, which represents 0.4% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended January 31, 2021 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$10,970,971	$170,955,215	$(176,414,848)	$—	$—	$5,511,338	$2,395	5,511,338

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2021, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks
Communication Services	$100,337,356	$26,588,792	$—	$126,926,148
Consumer Discretionary	89,003,033	69,911,649	—	158,914,682
Consumer Staples	22,331,676	83,692,431	—	106,024,107
Energy	34,143,889	20,365,462	—	54,509,351
Financials	135,815,573	93,344,682	—	229,160,255
Health Care	83,785,653	123,477,323	—	207,262,976
Industrials	50,590,015	160,336,637	0	210,926,652
Information Technology	204,208,952	108,416,302	—	312,625,254
Materials	—	44,067,915	—	44,067,915
Real Estate	20,548,088	—	—	20,548,088
Utilities	19,864,994	42,184,298	—	62,049,292
Total Common Stocks	$760,629,229	$772,385,491 **	$0	$1,533,014,720
Corporate Bonds & Notes	$—	$189,986,670	$—	$189,986,670
Exchange-Traded Funds	16,517,009	—	—	16,517,009
Preferred Stocks
Consumer Staples	—	10,244,840	—	10,244,840
Energy	10,672,165	—	—	10,672,165
Financials	29,168,199	10,409,961	—	39,578,160
Real Estate	15,026,480	—	—	15,026,480
Utilities	8,225,773	1,850,734	—	10,076,507
Total Preferred Stocks	$63,092,617	$22,505,535	$—	$85,598,152
Short-Term Investments	$—	$5,511,338	$—	$5,511,338
Total Investments	$840,238,855	$990,389,034	$0	$1,830,627,889
Futures Contracts	$655,437	$—	$—	$655,437
Total	$840,894,292	$990,389,034	$0	$1,831,283,326

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(77,183)	$—	$(77,183)
Futures Contracts	(402,503)	—	—	(402,503)
Total	$(402,503)	$(77,183)	$—	$(479,686)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
**

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2021 is not presented.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.